Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 — SUBSEQUENT EVENTS

On August 25, 2025, the Company repaid a short-term loan of $139,595 (RMB 1,000,000) to China Minsheng Bank.

On August 27, 2025, the Company repaid a short-term loan of $558,378 (RMB 4,000,000) to China Minsheng Bank.

On September 3, 2025, the Company obtained a new short-term loan of $558,378 (RMB 4,000,000) from China Minsheng Bank.

The loan bears interest at an annual rate of 3.3% per annum and is scheduled to mature on September 3, 2026. The proceeds were designated for working capital to purchase raw materials. The loan is secured by accounts receivable totaling approximately $2.81 million (RMB 20,116,284) and is personally guaranteed by two family members of the CEO.

On September 23, the Company fully repaid a short-term loan of $1,340,108 (RMB 9,600,000) to the Agricultural Bank of China.

On September 29, 2025, the Company obtained a new short-term loan of $3,489,865 (RMB25,000,000) from Rural Commercial Bank of Shandong The loan bears interest at 3.2% per annum and matures on September 28, 2026. The proceeds from this loan are designated solely for the purchase of raw materials for production purposes. To secure the loan, the Company pledged land use right valued at approximately $6.0 million (RMB 43.1 million). In addition, CEO and three family members of the CEO have provided personal guarantees for this loan.

The Company made monthly payments of $19,942 (RMB 142,857) to Shenzhen Qianhai WeBank Co., Ltd. for July, August, and September.

On July 22, 2025, the Company made a payment of approximately $405,479 (RMB 2,904,692) to Yingxuan.

On September 27, 2025, the Company repaid $18,878 (RMB 135,235) to its CEO, thereby reducing the amount due to related parties accordingly.

On July 10, 2025, the Company received a deficiency letter (the “Notice”) from the Nasdaq Listing Qualifications Department (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”). The Notice informed the Company that, based upon the closing bid price of the Company’s ordinary shares (“Ordinary Shares”) over the 30 consecutive business day period between May 27, 2025 and July 9, 2025, the Company is not in compliance with the requirement to maintain a minimum bid price of $1.00 per share of its Ordinary Shares for continued listing on The Nasdaq Capital Market.

The Notice has no immediate effect on the continued listing status of the Ordinary Shares on The Nasdaq Capital Market. The Company has been provided a compliance period of 180 calendar days from the date of the Notice, or until January 6, 2026, to regain compliance pursuant to Nasdaq Listing Rule 5810(c)(3)(A). If at any time before January 6, 2026, the closing bid price of the Ordinary Shares reaches or exceeds $1.00 per share for a minimum of 10 consecutive business days, the Staff will provide written notification that the Company has achieved compliance with the Minimum Bid Price Requirement, and the matter would be resolved. If the Company chooses to implement a reverse stock split, it must complete the split no later than ten business days prior to January 6, 2026, in order to regain compliance.

If the Company does not regain compliance with the Minimum Bid Price Requirement during the initial 180 calendar day period, the Company may be eligible for additional time for compliance. To qualify, the Company will be required to meet the continued listing requirement for market value of publicly held shares and all other initial listing standards for The Nasdaq Capital Market, with the exception of the bid price requirement, and will need to provide written notice of its intention to cure the deficiency during the second compliance period, by effecting a reverse stock split, if necessary. If the Company meets these requirements, Nasdaq will inform the Company that it has been granted an additional 180 calendar days. However, if it appears to Staff that the Company will not be able to cure the deficiency, or if the Company is otherwise not eligible, Nasdaq will provide notice that its securities will be subject to delisting.

The Company intends to actively monitor the closing bid price of the Ordinary Shares and will evaluate available options to regain compliance with the Minimum Bid Price Requirement. However, there can be no assurance that the Company will regain compliance during the initial 180-day compliance period, secure a second compliance period or maintain compliance with the other Nasdaq Listing Rules.